PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2014	2015

Advances to suppliers	$7,045,046	$2,900,450
Prepaid expenses	5,344,346	8,933,296
Barter goods	1,977,228	1,859,095
Other current assets	3,503,898	2,548,055

	$17,870,518	$16,240,896